ADVANCES TO SUPPLIERS	12 Months Ended
Sep. 30, 2014
Advances To Suppliers [Abstract]
Advances To Suppliers Disclosure [Text Block]
5.	ADVANCES TO SUPPLIERS

Advances to suppliers consist of the following:

	September 30,
	2013	2014
	RMB	RMB

Purchases of materials	1,665	10,476
Prepayments for advertisement	4,636	3,660
Prepayments for transportation fee	2	64
Prepayments for operating lease	134	204
Prepayments for testing fee	307	238
Utility deposit	785	206
Deposits for research and development fee	1,416	1,998
Prepayment for seed usage fee	198	50
Others	625	855

	9,768	17,751

Advances to suppliers mainly represent deposits paid but related materials and services have not been provided to the Company.